PROPERTY, PLANT AND EQUIPMENT, NET - (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment	¥ 55,030	$ 8,434	¥ 44,358	¥ 40,855
Tangible Asset Impairment Charges	0		6,453	4,418
Impairment Write Off	0		10,968	41,272
Equipment underoperating lease, cost	168,876		271,603		$ 25,881
Equipment under operating lease, accumulated depreciation	127,558		150,988		19,549
Property and equipment pledged as collateral for other borrowings	414,326		119,359		63,498
Property and equipment pledged to secure bank and other borrowings	1,150,018		1,152,379		$ 176,248
Hospital [Member]
Property, Plant and Equipment [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)	0		0	351
Impairment Write Off	¥ 0		¥ 353	¥ 0